Disposition of renewable energy business (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
The following table presents the carrying values of the major classes of assets held for sale and liabilities associated with assets held for sale included in AQN’s unaudited interim condensed consolidated balance sheets:

December 31,
(millions of U.S. dollars)	2024
Assets held for sale
Current assets
Cash and cash equivalents	$56.7
Trade and other receivables, net	85.4
Supplies and consumables inventory	4.2
Prepaid expenses	8.6
Derivatives instruments	4.3
Other assets	7.3
166.5
Non-current assets
Property, plant and equipment, net	3,219.8
Intangible assets, net	15.6
Other long-term investments	277.6
Derivative instruments	3.6
Other assets	12.5
3,529.1
Total assets held for sale	$3,695.6

Liabilities associated with assets held for sale
Current liabilities
Accounts payable	$23.0
Accrued liabilities	106.8
Other long-term liabilities	0.8
Derivative instruments	22.4
153.0
Non-current liabilities
Long-term debt	1,348.7
Derivative instruments	98.5
Pension and other post-employment benefits obligation	0.2
Other long-term liabilities	126.9
1,574.3

Total liabilities associated with assets held for sale	$1,727.3
18.Disposition of renewable energy business (continued)
The following table presents the results of the discontinued operations, which are included in earnings (loss) from discontinued operations, net of tax in AQN’s unaudited interim condensed consolidated statements of operations:

	Three months ended		Six months ended
	June 30,		June 30
(millions of U.S. dollars)	2025	2024	2025	2024
Revenue
Non-regulated energy sales	$—	$69.1	$7.4	$145.0
Other revenue	—	14.2	—	29.3
	—	83.3	7.4	174.3

Operating expenses	—	45.6	8.7	96.4
Non-regulated energy purchased	—	0.6	—	4.0
Depreciation and amortization	—	34.4	—	69.8
Loss on foreign exchange	—	6.3	—	18.8
	—	86.9	$8.7	189.0
Operating loss from discontinued operations	—	(3.6)	(1.3)	(14.7)
Interest expense	—	(12.6)	—	(25.5)
Income (loss) from long-term investments	—	(1.1)	8.1	(31.5)
Loss on disposition	—	—	(0.8)	—
Other net losses	(3.9)	(11.1)	(7.0)	(17.3)
Loss before income taxes	(3.9)	(28.4)	(1.0)	(89.0)
Income tax recovery	10.6	30.6	9.1	43.5
Earnings (loss) from discontinued operations	$6.7	$2.2	$8.1	$(45.5)
Add: Net earnings attributable to non-controlling interest included in discontinued operations	—	18.4	—	33.8
Net earnings (loss) from discontinued operations attributable to AQN	$6.7	$20.6	$8.1	$(11.7)
During the three months ended June 30, 2025, the Company recognized an income tax recovery of $10.6 million as a result of the sale of investment tax credits, which were previously recorded as a part of discontinued operations.
18.Disposition of renewable energy business (continued)
AQN has elected not to separately disclose discontinued operations on AQN’s unaudited interim consolidated statements of cash flows. The following table summarizes AQN’s cash flows from discontinued operations:

	Three months ended		Six months ended
	June 30,		June 30,
(millions of U.S. dollars)	2025	2024	2025	2024
Cash flows provided by (used in)
Operating activities	$—	$78.3	$—	$76.8
Investing activities	—	(88.3)	—	(110.1)